PBHG INSURANCE SERIES FUND, INC.

                      SUPPLEMENT DATED JUNE 1, 1998 TO THE
                          PROSPECTUS DATED MAY 1, 1998


This Supplement updates certain information contained in the above-dated Prospectus. You should retain both this Supplement and the Prospectus for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 1-800-347-9256.

Effective June 1, 1998, Jeffrey Wrona is the sole portfolio manager of the Growth II Portfolio. Gary L. Pilgrim, who managed the Portfolio from its inception and co-managed the Portfolio with Mr. Wrona since January 1998, no longer co-manages the Portfolio.

Effective December 9, 1997, Gary D. Haubold replaced James H. Farrell as portfolio manager of the Large Cap Value Portfolio.

On May 15, 1998, CoreStates Bank, N.A. merged with First Union National Bank, which now serves as custodian for the Company. The address of First Union National Bank is 530 Walnut Street, Philadelphia, Pennsylvania 19106.

                        PBHG INSURANCE SERIES FUND, INC.

                      SUPPLEMENT DATED JUNE 1, 1998 TO THE
                          PROSPECTUS DATED MAY 1, 1998

                            PBHG GROWTH II PORTFOLIO
                   PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO



This Supplement updates certain information contained in the above-dated Prospectus. You should retain both this Supplement and the Prospectus for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 1-800-347-9256.

Effective June 1, 1998, Jeffrey Wrona is the sole portfolio manager of the Growth II Portfolio. Gary L. Pilgrim, who managed the Portfolio from its inception and co-managed the Portfolio with Mr. Wrona since January 1998, no longer co-manages the Portfolio.

On May 15, 1998, CoreStates Bank, N.A. merged with First Union National Bank, which now serves as custodian for the Company. The address of First Union National Bank is 530 Walnut Street, Philadelphia, Pennsylvania 19106.

                        PBHG INSURANCE SERIES FUND, INC.

                      SUPPLEMENT DATED JUNE 1, 1998 TO THE
                          PROSPECTUS DATED MAY 1, 1998

                            PBHG GROWTH II PORTFOLIO
                         PBHG SMALL CAP VALUE PORTFOLIO
                         PBHG LARGE CAP VALUE PORTFOLIO
                   PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
                            PBHG SELECT 20 PORTFOLIO



This Supplement updates certain information contained in the above-dated Prospectus. You should retain both this Supplement and the Prospectus for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 1-800-347-9256.

Effective June 1, 1998, Jeffrey Wrona is the sole portfolio manager of the Growth II Portfolio. Gary L. Pilgrim, who managed the Portfolio from its inception and co-managed the Portfolio with Mr. Wrona since January 1998, no longer co-manages the Portfolio.

Effective December 9, 1997, Gary D. Haubold replaced James H. Farrell as portfolio manager of the Large Cap Value Portfolio.

On May 15, 1998, CoreStates Bank, N.A. merged with First Union National Bank, which now serves as custodian for the Company. The address of First Union National Bank is 530 Walnut Street, Philadelphia, Pennsylvania 19106.

                        PBHG INSURANCE SERIES FUND, INC.

                      SUPPLEMENT DATED JUNE 1, 1998 TO THE
                          PROSPECTUS DATED MAY 1, 1998

                            PBHG GROWTH II PORTFOLIO
                         PBHG LARGE CAP GROWTH PORTFOLIO



This Supplement updates certain information contained in the above-dated Prospectus. You should retain both this Supplement and the Prospectus for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 1-800-347-9256.

Effective June 1, 1998, Jeffrey Wrona is the sole portfolio manager of the Growth II Portfolio. Gary L. Pilgrim, who managed the Portfolio from its inception and co-managed the Portfolio with Mr. Wrona since January 1998, no longer co-manages the Portfolio.

On May 15, 1998, CoreStates Bank, N.A. merged with First Union National Bank, which now serves as custodian for the Company. The address of First Union National Bank is 530 Walnut Street, Philadelphia, Pennsylvania 19106.

                        PBHG INSURANCE SERIES FUND, INC.

                      SUPPLEMENT DATED JUNE 1, 1998 TO THE
                          PROSPECTUS DATED MAY 1, 1998

                            PBHG GROWTH II PORTFOLIO
                         PBHG LARGE CAP GROWTH PORTFOLIO
                   PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO



This Supplement updates certain information contained in the above-dated Prospectus. You should retain both this Supplement and the Prospectus for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 1-800-347-9256.

Effective June 1, 1998, Jeffrey Wrona is the sole portfolio manager of the Growth II Portfolio. Gary L. Pilgrim, who managed the Portfolio from its inception and co-managed the Portfolio with Mr. Wrona since January 1998, no longer co-manages the Portfolio.

On May 15, 1998, CoreStates Bank, N.A. merged with First Union National Bank, which now serves as custodian for the Company. The address of First Union National Bank is 530 Walnut Street, Philadelphia, Pennsylvania 19106.